Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Company Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
The Compensation and Management Development Committee has adopted an Equity Grant Policy specifying, among other things, the timing of equity grants to Section 16 Officers, including option grants, made by the Compensation and Management Development Committee.
Pursuant to the policy, annual grants of equity awards to Section 16 Officers are approved by the Compensation and Management Development Committee at a pre-scheduled meeting in the first quarter of the fiscal year, and the effective grant date of such awards will be the meeting date unless the meeting date falls within a blackout period as described in our Insider Trading Policy, in which case the Compensation and Management Development Committee may approve, at its discretion, an effective grant date outside of the blackout period. The effective grant date of all other equity awards granted to Section 16 Officers, including new-hire, promotional, make whole or special recognition equity grants will be the approval date unless the approval date falls within a blackout period, in which case the Compensation and Management Development Committee may approve, at its discretion, an effective grant date outside of the blackout period.
Further, pursuant to the policy, grants of option-like awards (i.e., stock options, stock appreciation rights, and other option-like instruments) to Section 16 Officers will not occur in the period starting four business days before or ending one business day after the filing of a Form 10-K/10-Q or the filing or furnishing of a Form 8-K containing material nonpublic information, including earnings information, but excluding a Form 8-K that discloses only the grant of a material new option-like award.
In 2025, there were no grants of stock options to any NEOs during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Award Timing Method
Pursuant to the policy, annual grants of equity awards to Section 16 Officers are approved by the Compensation and Management Development Committee at a pre-scheduled meeting in the first quarter of the fiscal year, and the effective grant date of such awards will be the meeting date unless the meeting date falls within a blackout period as described in our Insider Trading Policy, in which case the Compensation and Management Development Committee may approve, at its discretion, an effective grant date outside of the blackout period. The effective grant date of all other equity awards granted to Section 16 Officers, including new-hire, promotional, make whole or special recognition equity grants will be the approval date unless the approval date falls within a blackout period, in which case the Compensation and Management Development Committee may approve, at its discretion, an effective grant date outside of the blackout period.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Further, pursuant to the policy, grants of option-like awards (i.e., stock options, stock appreciation rights, and other option-like instruments) to Section 16 Officers will not occur in the period starting four business days before or ending one business day after the filing of a Form 10-K/10-Q or the filing or furnishing of a Form 8-K containing material nonpublic information, including earnings information, but excluding a Form 8-K that discloses only the grant of a material new option-like award.